Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable noncontrolling interests
Balance as of January 1	¥ 360,010	¥ 301,953
Issuance of shares of the Group's subsidiary	0	30,000
Accretion to redeemable noncontrolling interests	30,427	28,057	¥ 332,117
Balance as of December 31	¥ 390,437	¥ 360,010	¥ 301,953